Borrowed Funds (FHLB Borrowings, Bank Notes, Senior Debt and Subordinated Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Borrowed Funds	$ 52,706,000,000	$ 54,532,000,000
Total FHLB, Senior and Sub Debt	48,530,000,000	49,962,000,000
Parent Company [Member]
Debt Instrument [Line Items]
Borrowed Funds	6,203,000,000	7,531,000,000
Bank [Member]
Debt Instrument [Line Items]
Borrowed Funds	42,327,000,000	42,431,000,000
Senior debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 3,960,000,000	5,265
Maturity dates range - minimum	2019
Maturity dates range - maximum	2022
Senior debt [Member] | Bank [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 19,012,000,000	16,033,000,000
Maturity dates range - minimum	2017
Maturity dates range - maximum	2043
Senior debt [Member] | Maximum [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Stated interest rate	6.70%
Senior debt [Member] | Maximum [Member] | Bank [Member]
Debt Instrument [Line Items]
Stated interest rate	3.30%
Senior debt [Member] | Minimum [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Stated interest rate	2.85%
Senior debt [Member] | Minimum [Member] | Bank [Member]
Debt Instrument [Line Items]
Stated interest rate	0.45%
Junior subordinated debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 205,000,000	205,000,000
Maturity dates range - minimum	2028
Maturity dates range - maximum	2028
Junior subordinated debt [Member] | Maximum [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Stated interest rate	1.50%
Junior subordinated debt [Member] | Minimum [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Stated interest rate	1.50%
Subordinated debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 2,038,000,000	2,061,000,000
Maturity dates range - minimum	2017
Maturity dates range - maximum	2024
Subordinated debt [Member] | Bank [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 5,766,000,000	6,290,000,000
Maturity dates range - minimum	2017
Maturity dates range - maximum	2025
Subordinated debt [Member] | Maximum [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Stated interest rate	6.88%
Subordinated debt [Member] | Maximum [Member] | Bank [Member]
Debt Instrument [Line Items]
Stated interest rate	6.88%
Subordinated debt [Member] | Minimum [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Stated interest rate	3.90%
Subordinated debt [Member] | Minimum [Member] | Bank [Member]
Debt Instrument [Line Items]
Stated interest rate	1.32%
FHLB [Member] | Bank [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 17,549,000,000	$ 20,108,000,000
Maturity dates range - minimum	2017
Maturity dates range - maximum	2030
FHLB [Member] | Maximum [Member] | Bank [Member]
Debt Instrument [Line Items]
Stated interest rate	6.50%
FHLB [Member] | Minimum [Member] | Bank [Member]
Debt Instrument [Line Items]
Stated interest rate	0.00%